Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 17, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Average	Average
					Summary	Summary
					Compensation	Compensation	Value of Initial Fixed $100
					Table Total	Actually Paid	Investment Based On:
	Summary	Summary		Compensation	for Non-PEO	to Non-PEO		Peer Group
	Compensation	Compensation	Compensation	Actually Paid	Named	Named	Total	Total	Net
	Table Total	Table Total	Actually Paid	to second	Executive	Executive	Shareholder	Shareholder	Income	EBITDA (6)
Year	for first PEO (1)	for second PEO (1)	to first PEO (2) (4)	PEO (2) (4)	Officers (1)	Officers (3) (4)	Return	Return (5)	(in thousands)	(in thousands)
2022	$1,006,111	$1,359,558	$990,535	$1,360,405	$421,673	$431,123	$91	$106	$40,347	$53,701
2021	1,254,878	—	1,152,819	—	905,219	823,780	92	135	$29,026	$38,208
2020	1,113,750	—	1,107,375	—	687,524	801,066	104	118	$19,444	$26,315
(1)	Amounts disclosed for the first Principal Executive Officer (PEO), second PEO and other Non-PEO Named Executive Officers relate to reported compensation as follows:
>	Richard A. Hubbell – was the President and Chief Executive Officer through May 17, 2022 and for the years 2021 and 2020. He has been Executive Chairman of the Board Officer since May 17, 2022. His total compensation for 2022, 2021 and 2020, has been disclosed as amounts related to first PEO.
>	Ben M. Palmer – has been the President and Chief Executive Officer effective May 17, 2022, and was Vice President, Chief Financial Officer and Corporate Secretary prior. For 2022, his total compensation has been disclosed as amounts related to second PEO. For 2021 and 2020, his compensation has been disclosed in amounts related to Non-PEO Named Executive Officers.
>	Michael L. Schmit- has been Vice President, Chief Financial Officer and Corporate Secretary effective May 17, 2022 and his compensation has been included in amounts related to Non-PEO Named Executive Officer.
>	Randall R. Rollins – was the Executive Chairman of the Board until his passing in August 2020; his compensation until his death has been included in the amounts related to Non-PEO Named Executive Officers for that year.
(2)	The dollar amounts reported represent the amount of Compensation Actually Paid (CAP), computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. To calculate the amounts in the CAP to PEO column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

				Reported	Equity	Equity
	Reported	Reported	Reported	Value of	Award	Award
	Summary	Summary	Value of	Equity	Adjustments	Adjustments
	Compensation	Compensation	Equity	Awards to	to	to	Compensation	Compensation
	Table Total for	Table Total for	Awards to	second	first	second	Actually Paid	Actually Paid
	first PEO (a)	second PEO (a)	first PEO (b)	PEO(b)	PEO (c)	PEO (c)	to first PEO	to second PEO
Year	($)	($)	($)	($)	($)	($)	($)	($)
2022	1,006,111	1,359,558	(296,400)	(456,000)	280,824	456,847	990,535	1,360,405
2021	1,254,878	—	(268,938)	—	166,879	—	1,152,819	—
2020	1,113,750	—	(243,750)	—	237,375	—	1,107,375	—
(a)	The amounts disclosed represent the amounts attributable to the Named Executive Officer for the period he served as PEO and included in the amounts reported as Total compensation in the SCT.
(b)	Represents the grant date fair value of the equity awards reported in the Stock Awards column of the SCT
(c)	Represents the year-over-year change in the fair value of equity awards, as shown below. For 2022, the change in fair value of equity awards has been attributed to the Named Executive Officer who was PEO as of December 31, 2022:

	2022 - First PEO	2022 - Second PEO	2021	2020
Fair Value of	($)	($)	($)	($)
Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY	306,020	470,800	203,125	236,275
Change in prior year awards outstanding and unvested as of end of CFY	(35,806)	(28,839)	(107,406)	8,260
Change in prior year awards that vested in current year	(20,675)	(15,267)	39,466	(37,980)
Dividends paid	31,285	30,153	31,694	30,820
Total Equity Award Adjustments	280,824	456,847	166,879	237,375

(3)

The dollar amounts reported represent the amount of CAP, computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Non-PEO Named Executive Officers during the applicable year. To calculate the amounts in the CAP to Non-PEO Named Executive Officers column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

	Average	Reported	Equity	Average Summary
	Summary Compensation	Value of Average Equity	Award Adjustments to	Compensation Actually
	Table Total for Non- PEO	Awards to Non-PEO Named	Non-PEO Named	Paid to Non- PEO Named
	Named Executive Officers (a)	Executive Officers (b)	Executive Officers (c)	Executive Officers
Year	($)	($)	($)	($)
2022	421,673	(171,000)	180,450	431,123
2021	905,219	(217,219)	135,780	823,780
2020	687,524	(220,312)	333,855	801,066
(a)	The amounts disclosed represent the average amounts attributable to each Named Executive Officer for the period he served and included in the amounts reported as Total compensation in the SCT.
(b)	Represents the average grant dare fair value of the equity awards reported in the Stock awards column of the SCT.
(c)	Represents the average year-over-year change in the fair value of equity awards, as shown below. For 2020, awards granted and vested in CFY represents stock granted to R. Randall Rollins that vested immediately upon his death pursuant to the terms of the restricted stock grants:

	2022	2021	2020
Fair Value of	($)	($)	($)
Equity awards granted in CFY outstanding and unvested as of end of CFY	176,550	164,063	212,419
Change in prior year awards outstanding and unvested as of end of CFY	—	(87,179)	3,401
Awards granted and vested in same CFY	—	—	118,788
Change in prior year awards that vested in current year	—	33,201	(23,991)
Dividends paid	3,900	25,695	23,238
Total Equity Award Adjustments	180,450	135,780	333,855
(4)	The Named Executive Officers do not participate in the Company’s defined benefit pension plan and therefore no adjustments have been made in computing the CAP.
(5)

Reflects cumulative total shareholder return of the Russell 2000 index, as of December 31, 2022, calculated over the measurement period beginning as of December 31, 2019 established by the market close on that day through and including the end of 2022. The Russell 2000 is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in its Form 10-K for the year ended December 31, 2022.

(6)	Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA) is computed by adding interest, tax, depreciation and amortization expenses to net income.

Company Selected Measure Name			EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Amounts disclosed for the first Principal Executive Officer (PEO), second PEO and other Non-PEO Named Executive Officers relate to reported compensation as follows:
>	Richard A. Hubbell – was the President and Chief Executive Officer through May 17, 2022 and for the years 2021 and 2020. He has been Executive Chairman of the Board Officer since May 17, 2022. His total compensation for 2022, 2021 and 2020, has been disclosed as amounts related to first PEO.
>	Ben M. Palmer – has been the President and Chief Executive Officer effective May 17, 2022, and was Vice President, Chief Financial Officer and Corporate Secretary prior. For 2022, his total compensation has been disclosed as amounts related to second PEO. For 2021 and 2020, his compensation has been disclosed in amounts related to Non-PEO Named Executive Officers.
>	Michael L. Schmit- has been Vice President, Chief Financial Officer and Corporate Secretary effective May 17, 2022 and his compensation has been included in amounts related to Non-PEO Named Executive Officer.
>	Randall R. Rollins – was the Executive Chairman of the Board until his passing in August 2020; his compensation until his death has been included in the amounts related to Non-PEO Named Executive Officers for that year.
(2)	The dollar amounts reported represent the amount of Compensation Actually Paid (CAP), computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. To calculate the amounts in the CAP to PEO column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

Peer Group Issuers, Footnote [Text Block]
(5)

Reflects cumulative total shareholder return of the Russell 2000 index, as of December 31, 2022, calculated over the measurement period beginning as of December 31, 2019 established by the market close on that day through and including the end of 2022. The Russell 2000 is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in its Form 10-K for the year ended December 31, 2022.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported represent the amount of Compensation Actually Paid (CAP), computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. To calculate the amounts in the CAP to PEO column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

Non-PEO NEO Average Total Compensation Amount			$ 421,673	$ 905,219	$ 687,524
Non-PEO NEO Average Compensation Actually Paid Amount			$ 431,123	823,780	801,066
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022 - First PEO	2022 - Second PEO	2021	2020
Fair Value of	($)	($)	($)	($)
Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY	306,020	470,800	203,125	236,275
Change in prior year awards outstanding and unvested as of end of CFY	(35,806)	(28,839)	(107,406)	8,260
Change in prior year awards that vested in current year	(20,675)	(15,267)	39,466	(37,980)
Dividends paid	31,285	30,153	31,694	30,820
Total Equity Award Adjustments	280,824	456,847	166,879	237,375

(3)

The dollar amounts reported represent the amount of CAP, computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Non-PEO Named Executive Officers during the applicable year. To calculate the amounts in the CAP to Non-PEO Named Executive Officers column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

	Average	Reported	Equity	Average Summary
	Summary Compensation	Value of Average Equity	Award Adjustments to	Compensation Actually
	Table Total for Non- PEO	Awards to Non-PEO Named	Non-PEO Named	Paid to Non- PEO Named
	Named Executive Officers (a)	Executive Officers (b)	Executive Officers (c)	Executive Officers
Year	($)	($)	($)	($)
2022	421,673	(171,000)	180,450	431,123
2021	905,219	(217,219)	135,780	823,780
2020	687,524	(220,312)	333,855	801,066
(a)	The amounts disclosed represent the average amounts attributable to each Named Executive Officer for the period he served and included in the amounts reported as Total compensation in the SCT.
(b)	Represents the average grant dare fair value of the equity awards reported in the Stock awards column of the SCT.
(c)	Represents the average year-over-year change in the fair value of equity awards, as shown below. For 2020, awards granted and vested in CFY represents stock granted to R. Randall Rollins that vested immediately upon his death pursuant to the terms of the restricted stock grants:

	2022	2021	2020
Fair Value of	($)	($)	($)
Equity awards granted in CFY outstanding and unvested as of end of CFY	176,550	164,063	212,419
Change in prior year awards outstanding and unvested as of end of CFY	—	(87,179)	3,401
Awards granted and vested in same CFY	—	—	118,788
Change in prior year awards that vested in current year	—	33,201	(23,991)
Dividends paid	3,900	25,695	23,238
Total Equity Award Adjustments	180,450	135,780	333,855
(4)	The Named Executive Officers do not participate in the Company’s defined benefit pension plan and therefore no adjustments have been made in computing the CAP.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graphs reflect the CAP paid to our PEOs and other Non-PEO Named Executive Officers over the three-year period ended December 31, 2022 and in comparison to the Company’s TSR, net income and EBITDA results over the same period.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
>	Net Sales;
>	Earnings Per Share; and
>	Net cash provided by operating activities.

Total Shareholder Return Amount			$ 91	92	104
Peer Group Total Shareholder Return Amount			106	135	118
Net Income (Loss)			$ 40,347,000	$ 29,026,000	$ 19,444,000
Company Selected Measure Amount			53,701,000	38,208,000	26,315,000
Adjustment to Compensation Amount				$ 166,879	$ 237,375
PEO Name	Richard A. Hubbell	Ben M. Palmer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Net Sales;
Non-GAAP Measure Description [Text Block]
(6)	Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA) is computed by adding interest, tax, depreciation and amortization expenses to net income.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Earnings Per Share;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Net cash provided by operating activities.
Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				203,125	236,275
Change in prior year awards outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(107,406)	8,260
Awards granted and vested in same CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				39,466	(37,980)
Dividends paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				31,694	30,820
Hubbell
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,006,111	1,254,878	1,113,750
PEO Actually Paid Compensation Amount			990,535	1,152,819	1,107,375
Adjustment to Compensation Amount			280,824
Hubbell | Reported Value of Equity Awards to PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(296,400)	(268,938)	(243,750)
Hubbell | Equity Award Adjustments to PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			280,824	166,879	237,375
Hubbell | Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			306,020
Hubbell | Change in prior year awards outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(35,806)
Hubbell | Awards granted and vested in same CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(20,675)
Hubbell | Dividends paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			31,285
Palmer
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,359,558
PEO Actually Paid Compensation Amount			1,360,405
Adjustment to Compensation Amount			456,847
Palmer | Reported Value of Equity Awards to PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(456,000)
Palmer | Equity Award Adjustments to PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			456,847
Palmer | Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			470,800
Palmer | Change in prior year awards outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(28,839)
Palmer | Awards granted and vested in same CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(15,267)
Palmer | Dividends paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			30,153
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			180,450	135,780	333,855
Non-PEO NEO [Member] | Reported Value of Equity Awards to PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(171,000)	(217,219)	(220,312)
Non-PEO NEO [Member] | Equity Award Adjustments to PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			180,450	135,780	333,855
Non-PEO NEO [Member] | Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			176,550	164,063	212,419
Non-PEO NEO [Member] | Change in prior year awards outstanding and unvested as of end of CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(87,179)	3,401
Non-PEO NEO [Member] | Awards granted and vested in same CFY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				33,201	(23,991)
Non-PEO NEO [Member] | Change in prior year awards that vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					118,788
Non-PEO NEO [Member] | Dividends paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 3,900	$ 25,695	$ 23,238